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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment [ ]: Amendment Number: ______

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Netols Asset Management, Inc.
Address:  1045 W. Glen Oaks Lane, Suite 202
          Mequon, WI 53092

Form 13F File Number 28-12202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Jeffrey W. Netols
Title:  President
Phone:  262-240-2930

Signature, Place, and Date of Signing:


 /s/ Jeffrey W. Netols     Mequon, WI    May 12, 2009
 ---------------------    -------------
      (Signature)         (City, State)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:         144
Form 13F Information Table Value Total:    $403,645
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No. Form 13F File No.  Name
--- -----------------  ------------------------
 1  28-12088           Forward Management, LLC

                          Form 13F INFORMATION TABLE
                                  3/31//2009

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8

                                                                                                           VOTING AUTHORITY
           NAME                  TITLE                  VALUE    SHARES/   SH/ PUT/ INVESTMENT  OTHER   -----------------------
         OF ISSUER             OF CLASS      CUSIP    (X$1,000) PRINCIPAL  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
---------------------------- -------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------- ----
99 CENTS ONLY STORES              COM       65440K106       13       1,372 SH         OTHER       1                  1,372
99 CENTS ONLY STORES              COM       65440K106    2,552     276,175 SH         SOLE                 276,175
ABERCROMBIE & FITCH CO            CL A      002896207       27       1,115 SH         OTHER       1                  1,115
ABERCROMBIE & FITCH CO            CL A      002896207    5,340     224,365 SH         SOLE                 224,365
ARBITRON INC                      COM       03875Q108       19       1,236 SH         OTHER       1                  1,236
ARBITRON INC                      COM       03875Q108    3,789     252,431 SH         SOLE                 252,431
ALASKA COMMUNICATIONS SYS GR      COM       01167P101       13       1,918 SH         OTHER       1                  1,918
ALASKA COMMUNICATIONS SYS GR      COM       01167P101    2,548     380,346 SH         SOLE                 380,346
ALEXANDER & BALDWIN INC           COM       014482103       16         850 SH         OTHER       1                    850
ALEXANDER & BALDWIN INC           COM       014482103    3,383     177,781 SH         SOLE                 177,781
AMERICAN SCIENCE & ENGR INC       COM       029429107       39         695 SH         OTHER       1                    695
AMERICAN SCIENCE & ENGR INC       COM       029429107    7,786     139,535 SH         SOLE                 139,535
ARBOR RLTY TR INC                 COM       038923108        0         638 SH         OTHER       1                    638
ARBOR RLTY TR INC                 COM       038923108      103     143,659 SH         SOLE                 143,659
C & D TECHNOLOGIES INC            COM       124661109        8       4,427 SH         OTHER       1                  4,427
C & D TECHNOLOGIES INC            COM       124661109    1,645     889,385 SH         SOLE                 889,385
CACI INTL INC                     CL A      127190304       44       1,217 SH         OTHER       1                  1,217
CACI INTL INC                     CL A      127190304    9,062     248,349 SH         SOLE                 248,349
CHAMPION ENTERPRISES INC          COM       158496109        2       4,708 SH         OTHER       1                  4,708
CHAMPION ENTERPRISES INC          COM       158496109      598   1,245,923 SH         SOLE               1,245,923
CHATTEM INC                       COM       162456107       43         774 SH         OTHER       1                    774
CHATTEM INC                       COM       162456107    8,882     158,473 SH         SOLE                 158,473
CHEESECAKE FACTORY INC            COM       163072101       34       2,929 SH         OTHER       1                  2,929
CHEESECAKE FACTORY INC            COM       163072101    6,688     584,111 SH         SOLE                 584,111
COMMERCIAL METALS CO              COM       201723103       25       2,179 SH         OTHER       1                  2,179
COMMERCIAL METALS CO              COM       201723103    5,125     443,726 SH         SOLE                 443,726
CORINTHIAN COLLEGES INC           COM       218868107       30       1,546 SH         OTHER       1                  1,546
CORINTHIAN COLLEGES INC           COM       218868107    6,052     311,172 SH         SOLE                 311,172
CARTER INC                        COM       146229109       50       2,678 SH         OTHER       1                  2,678
CARTER INC                        COM       146229109   10,133     538,715 SH         SOLE                 538,715
CEDAR SHOPPING CTRS INC         COM NEW     150602209        6       3,267 SH         OTHER       1                  3,267
CEDAR SHOPPING CTRS INC         COM NEW     150602209    1,168     671,304 SH         SOLE                 671,304
CERADYNE INC                      COM       156710105       17         950 SH         OTHER       1                    950
CERADYNE INC                      COM       156710105    3,537     195,065 SH         SOLE                 195,065
COMPASS MINERALS INTL INC         COM       20451N101       65       1,154 SH         OTHER       1                  1,154
COMPASS MINERALS INTL INC         COM       20451N101   13,376     237,290 SH         SOLE                 237,290
DEVRY INC DEL                     COM       251893103       19         397 SH         OTHER       1                    397
DEVRY INC DEL                     COM       251893103    3,850      79,915 SH         SOLE                  79,915
DREAMWORKS ANIMATION SKG INC      CL A      26153C103       18         821 SH         OTHER       1                    821
DREAMWORKS ANIMATION SKG INC      CL A      26153C103    3,556     164,340 SH         SOLE                 164,340
ENCORE ACQUISITION CO             COM       29255W100       27       1,181 SH         OTHER       1                  1,181
ENCORE ACQUISITION CO             COM       29255W100    5,595     240,424 SH         SOLE                 240,424
ENERGYSOLUTIONS INC          Depositary SH  292756202       29       3,386 SH         OTHER       1                  3,386
ENERGYSOLUTIONS INC          Depositary SH  292756202    5,841     675,300 SH         SOLE                 675,300
ENGLOBAL CORP                     COM       293306106       13       2,861 SH         OTHER       1                  2,861
ENGLOBAL CORP                     COM       293306106    2,626     578,494 SH         SOLE                 578,494
FIRST INDUSTRIAL REALTY TRUS      COM       32054K103        4       1,461 SH         OTHER       1                  1,461
FIRST INDUSTRIAL REALTY TRUS      COM       32054K103      718     293,004 SH         SOLE                 293,004
FIRST MIDWEST BANCORP DEL         COM       320867104        9       1,027 SH         OTHER       1                  1,027
FIRST MIDWEST BANCORP DEL         COM       320867104    1,764     205,397 SH         SOLE                 205,397
FOREST OIL CORP              COM PAR $0.01  346091705       24       1,823 SH         OTHER       1                  1,823
FOREST OIL CORP              COM PAR $0.01  346091705    4,777     363,306 SH         SOLE                 363,306
FAIR ISAAC CORP                   COM       303250104       34       2,432 SH         OTHER       1                  2,432
FAIR ISAAC CORP                   COM       303250104    6,952     494,083 SH         SOLE                 494,083
FREDS INC                         CL A      356108100       47       4,148 SH         OTHER       1                  4,148
FREDS INC                         CL A      356108100    9,546     846,256 SH         SOLE                 846,256
FUEL TECH INC                     COM       359523107       31       3,004 SH         OTHER       1                  3,004
FUEL TECH INC                     COM       359523107    6,413     613,134 SH         SOLE                 613,134
GATX CORP                         COM       361448103       24       1,182 SH         OTHER       1                  1,182
GATX CORP                         COM       361448103    4,764     235,478 SH         SOLE                 235,478
GENTIVA HEALTH SERVICES INC       COM       37247A102       28       1,815 SH         OTHER       1                  1,815
GENTIVA HEALTH SERVICES INC       COM       37247A102    5,689     374,262 SH         SOLE                 374,262
GTSI CORP                         COM       36238K103        9       2,265 SH         OTHER       1                  2,265
GTSI CORP                         COM       36238K103    1,413     366,172 SH         SOLE                 366,172
GENERAL CABLE CORP DEL NEW        COM       369300108       37       1,862 SH         OTHER       1                  1,862
GENERAL CABLE CORP DEL NEW        COM       369300108    7,530     379,908 SH         SOLE                 379,908
GENERAL MARITIME CORP NEW         SHS       Y2693R101       22       3,103 SH         OTHER       1                  3,103
GENERAL MARITIME CORP NEW         SHS       Y2693R101    4,466     638,037 SH         SOLE                 638,037
GENESEE & WYO INC                 CL A      371559105       30       1,398 SH         OTHER       1                  1,398
GENESEE & WYO INC                 CL A      371559105    6,058     285,103 SH         SOLE                 285,103
GLACIER BANCORP INC NEW           COM       37637Q105       24       1,553 SH         OTHER       1                  1,553
GLACIER BANCORP INC NEW           COM       37637Q105    4,906     312,276 SH         SOLE                 312,276
HAEMONETICS CORP                  COM       405024100       45         822 SH         OTHER       1                    822
HAEMONETICS CORP                  COM       405024100    9,206     167,133 SH         SOLE                 167,133
ICU MED INC                       COM       44930G107       51       1,586 SH         OTHER       1                  1,586
ICU MED INC                       COM       44930G107   10,494     326,717 SH         SOLE                 326,717
IDEX CORP                         COM       45167R104       23       1,057 SH         OTHER       1                  1,057
IDEX CORP                         COM       45167R104    4,739     216,704 SH         SOLE                 216,704
ION GEOPHYSICAL CORP              COM       462044108        8       5,144 SH         OTHER       1                  5,144
ION GEOPHYSICAL CORP              COM       462044108    1,570   1,006,253 SH         SOLE               1,006,253
KANSAS CITY SOUTHERN            COM NEW     485170302       14       1,125 SH         OTHER       1                  1,125
KANSAS CITY SOUTHERN            COM NEW     485170302    2,697     212,198 SH         SOLE                 212,198
KAYDON CORP                       COM       486587108       26         964 SH         OTHER       1                    964
KAYDON CORP                       COM       486587108    5,240     191,734 SH         SOLE                 191,734
LANCE INC                         COM       514606102       56       2,676 SH         OTHER       1                  2,676
LANCE INC                         COM       514606102   11,409     547,967 SH         SOLE                 547,967
MANTECH INTL CORP                 CL A      564563104       47       1,120 SH         OTHER       1                  1,120
MANTECH INTL CORP                 CL A      564563104    9,654     230,414 SH         SOLE                 230,414
MGIC INVT CORP WIS                COM       552848103       10       7,366 SH         OTHER       1                  7,366
MGIC INVT CORP WIS                COM       552848103    2,107   1,483,523 SH         SOLE               1,483,523
MEDICAL ACTION INDS INC           COM       58449L100       24       2,913 SH         OTHER       1                  2,913
MEDICAL ACTION INDS INC           COM       58449L100    5,684     685,699 SH         SOLE                 685,699
MERIT MED SYS INC                 COM       589889104       50       4,089 SH         OTHER       1                  4,089
MERIT MED SYS INC                 COM       589889104   10,260     840,261 SH         SOLE                 840,261
MID-AMER APT CMNTYS INC           COM       59522J103       34       1,092 SH         OTHER       1                  1,092
MID-AMER APT CMNTYS INC           COM       59522J103    6,884     223,276 SH         SOLE                 223,276
NORTH AMERN ENERGY PARTNERS       COM       656844107       10       3,407 SH         OTHER       1                  3,407
NORTH AMERN ENERGY PARTNERS       COM       656844107    2,094     686,620 SH         SOLE                 686,620
OLD NATL BANCORP IND              COM       680033107       37       3,306 SH         OTHER       1                  3,306
OLD NATL BANCORP IND              COM       680033107    7,576     678,288 SH         SOLE                 678,288
PROSPERITY BANCSHARES INC         COM       743606105       21         769 SH         OTHER       1                    769
PROSPERITY BANCSHARES INC         COM       743606105    4,233     154,757 SH         SOLE                 154,757
PSS WORLD MED INC                 COM       69366A100       41       2,888 SH         OTHER       1                  2,888
PSS WORLD MED INC                 COM       69366A100    8,368     583,116 SH         SOLE                 583,116
ROBBINS & MYERS INC               COM       770196103       23       1,486 SH         OTHER       1                  1,486
ROBBINS & MYERS INC               COM       770196103    4,487     295,783 SH         SOLE                 295,783
SCHOOL SPECIALTY INC              COM       807863105       24       1,339 SH         OTHER       1                  1,339
SCHOOL SPECIALTY INC              COM       807863105    4,648     264,236 SH         SOLE                 264,236
SMITH & WESSON HLDG CORP          COM       831756101       51       8,465 SH         OTHER       1                  8,465
SMITH & WESSON HLDG CORP          COM       831756101   10,355   1,720,086 SH         SOLE               1,720,086
SUNRISE SENIOR LIVING INC         COM       86768K106        2       2,892 SH         OTHER       1                  2,892
SUNRISE SENIOR LIVING INC         COM       86768K106      530     779,623 SH         SOLE                 779,623
STEWART INFORMATION SVCS COR      COM       860372101       30       1,513 SH         OTHER       1                  1,513
STEWART INFORMATION SVCS COR      COM       860372101    6,121     313,877 SH         SOLE                 313,877
SUN COMMUNITIES INC               COM       866674104       26       2,187 SH         OTHER       1                  2,187
SUN COMMUNITIES INC               COM       866674104    5,305     448,466 SH         SOLE                 448,466
HANOVER INS GROUP INC             COM       410867105       29       1,019 SH         OTHER       1                  1,019
HANOVER INS GROUP INC             COM       410867105    6,082     211,051 SH         SOLE                 211,051
TENNECO INC                       COM       880349105        3       1,870 SH         OTHER       1                  1,870
TENNECO INC                       COM       880349105      611     375,116 SH         SOLE                 375,116
TERRA INDS INC                    COM       880915103       48       1,714 SH         OTHER       1                  1,714
TERRA INDS INC                    COM       880915103    9,707     345,566 SH         SOLE                 345,566
TETRA TECH INC NEW                COM       88162G103       21       1,033 SH         OTHER       1                  1,033
TETRA TECH INC NEW                COM       88162G103    4,226     207,350 SH         SOLE                 207,350
TRACTOR SUPPLY CO                 COM       892356106       43       1,198 SH         OTHER       1                  1,198
TRACTOR SUPPLY CO                 COM       892356106    8,869     245,939 SH         SOLE                 245,939
TREEHOUSE FOODS INC               COM       89469A104       54       1,890 SH         OTHER       1                  1,890
TREEHOUSE FOODS INC               COM       89469A104   11,181     388,380 SH         SOLE                 388,380
UCBH HOLDINGS INC                 COM       90262T308        8       5,200 SH         OTHER       1                  5,200
UCBH HOLDINGS INC                 COM       90262T308    1,615   1,069,560 SH         SOLE               1,069,560
UNDER ARMOUR INC                  CL A      904311107       29       1,767 SH         OTHER       1                  1,767
UNDER ARMOUR INC                  CL A      904311107    5,826     354,586 SH         SOLE                 354,586
UNITED NAT FOODS INC              COM       911163103       51       2,699 SH         OTHER       1                  2,699
UNITED NAT FOODS INC              COM       911163103   10,426     549,630 SH         SOLE                 549,630
U S PHYSICAL THERAPY INC          COM       90337L108       19       2,002 SH         OTHER       1                  2,002
U S PHYSICAL THERAPY INC          COM       90337L108    3,969     410,013 SH         SOLE                 410,013
VARIAN INC                        COM       922206107       21         865 SH         OTHER       1                    865
VARIAN INC                        COM       922206107    4,175     175,878 SH         SOLE                 175,878
WABTEC CORP                       COM       929740108       41       1,550 SH         OTHER       1                  1,550
WABTEC CORP                       COM       929740108    8,441     319,980 SH         SOLE                 319,980
WESTAMERICA BANCORPORATION        COM       957090103       46       1,012 SH         OTHER       1                  1,012
WESTAMERICA BANCORPORATION        COM       957090103    9,537     209,319 SH         SOLE                 209,319
WHITING PETE CORP NEW             COM       966387102       26         997 SH         OTHER       1                    997
WHITING PETE CORP NEW             COM       966387102    5,116     197,928 SH         SOLE                 197,928

TOTAL                                                  403,645  31,532,115                              31,379,721 152,394
                                                       =======  ==========                              ========== =======